MEZZANINE EQUITY (Details - Distinguishing liabilities from equity) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Preferred Stock, Series B, Beginning Balance		$ 6,039,813
Preferred Stock, Series B, Ending Balance	$ 6,228,557		$ 6,039,813
Series B Preferred Stock [Member]
Preferred Stock, Series B, Beginning Balance	6,134,185	6,039,813	5,662,325
Dividends of Series B Convertible Preferred Stock	94,372	94,372	377,488
Preferred Stock, Series B, Ending Balance	$ 6,228,557	$ 6,134,185	$ 6,039,813